Revenue from contracts with customers - Revenue streams (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	$ 162,698	$ 147,823	$ 160,933
BPPR
Revenue From Contract With Customer Excluding Assessed Tax	405,970	342,733	366,599
BPPR | Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	151,453	136,703	146,384
BPPR | Debit card fees
Revenue From Contract With Customer Excluding Assessed Tax	47,681	38,685	46,066
BPPR | Insurance fees, excluding reinsurance
Revenue From Contract With Customer Excluding Assessed Tax	40,929	35,799	42,995
BPPR | Credit card fees excluding late fees and membership fees
Revenue From Contract With Customer Excluding Assessed Tax	117,418	88,091	86,884
BPPR | Sale and administration of investment products
Revenue From Contract With Customer Excluding Assessed Tax	23,634	21,755	23,072
BPPR | Trust fees
Revenue From Contract With Customer Excluding Assessed Tax	24,855	21,700	21,198
Popular U.S.
Revenue From Contract With Customer Excluding Assessed Tax	17,051	15,402	20,294
Popular U.S. | Service charges on deposit accounts
Revenue From Contract With Customer Excluding Assessed Tax	11,245	11,120	14,549
Popular U.S. | Debit card fees
Revenue From Contract With Customer Excluding Assessed Tax	956	967	1,076
Popular U.S. | Insurance fees, excluding reinsurance
Revenue From Contract With Customer Excluding Assessed Tax	3,798	2,484	3,803
Popular U.S. | Credit card fees excluding late fees and membership fees
Revenue From Contract With Customer Excluding Assessed Tax	1,052	831	866
Popular U.S. | Sale and administration of investment products
Revenue From Contract With Customer Excluding Assessed Tax	0	0	0
Popular U.S. | Trust fees
Revenue From Contract With Customer Excluding Assessed Tax	$ 0	$ 0	$ 0